Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
Mid Cap Growth Portfolio (Prospectus Summary): | Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid Cap Growth Portfolio
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated October 4, 2011 to the Morgan Stanley Institutional Fund Trust (the "Trust") Prospectus dated January 31, 2011 of:

Mid Cap Growth Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph under the section entitled "Portfolio Summary—Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0000741375_Supplementclosingtextblock	Please retain this supplement for future reference.
Mid Cap Growth Portfolio | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPEGX